Marketable securities	12 Months Ended
Dec. 31, 2025
Marketable Securitie [Abstract]
Marketable securities
6.
Marketable securities

Set out below are the carrying amounts of the Company’s marketable securities recognized and the movements during the year ended December 31, 2025 and 2024:

	As at
	December 31, 2025	December 31, 2024
WonderFi Technologies Inc.	8,698	25,654
Bitcoin ETFs	3,563	119
Others	2,330	312
Total	14,591	26,085